FINANCIAL INSTRUMENTS - Fair Value of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Gross Notional	$ 57,898	$ 65,640
All other assets
Derivative asset, statement of financial position	All other assets (Note 9)	All other assets (Note 9)
Gross derivatives	$ 1,275	$ 1,393
Netting and credit adjustments	(821)	(637)
Cash collateral adjustments	0	(54)
Net derivatives recognized in statement of financial position	454	702
Net accrued interest	0	10
Securities held as collateral	0	(2)
Net amount	$ 454	$ 710
All other liabilities
Derivative liability, statement of financial position	All other liabilities (Note 14)	All other liabilities (Note 14)
Gross derivatives	$ 1,241	$ 942
Netting and credit adjustments	(820)	(639)
Cash collateral adjustments	0	(42)
Net derivatives recognized in statement of financial position	420	261
Net accrued interest	0	5
Securities held as collateral	0	0
Net amount	420	266
Derivatives accounted for as hedges
Derivative [Line Items]
Gross Notional	5,112	6,822
All other assets
Gross derivatives	132	140
All other liabilities
Gross derivatives	146	114
Derivatives accounted for as hedges | Currency exchange contracts
Derivative [Line Items]
Gross Notional	5,112	4,751
All other assets
Gross derivatives	132	65
All other liabilities
Gross derivatives	146	111
Derivatives accounted for as hedges | Interest rate contracts
Derivative [Line Items]
Gross Notional		2,071
All other assets
Gross derivatives		75
All other liabilities
Gross derivatives		4
Derivatives not accounted for as hedges
Derivative [Line Items]
Gross Notional	52,786	58,817
All other assets
Gross derivatives	1,143	1,253
All other liabilities
Gross derivatives	1,095	827
Derivatives not accounted for as hedges | Currency exchange contracts
Derivative [Line Items]
Gross Notional	51,885	55,798
All other assets
Gross derivatives	946	863
All other liabilities
Gross derivatives	1,082	817
Derivatives not accounted for as hedges | Interest rate contracts
Derivative [Line Items]
Gross Notional	43	1,369
All other assets
Gross derivatives	0	5
All other liabilities
Gross derivatives	1	1
Derivatives not accounted for as hedges | Other contracts
Derivative [Line Items]
Gross Notional	858	1,650
All other assets
Gross derivatives	197	385
All other liabilities
Gross derivatives	$ 13	$ 9